Harley-Davidson Motorcycle Trust 2013-1	Exhibit 99.1
$99,000,000.00 0.23000% Motorcycle Contract Backed Notes, Class A-1
$235,000,000.00 0.45% Motorcycle Contract Backed Notes, Class A-2
$207,000,000.00 0.65% Motorcycle Contract Backed Notes, Class A-3
$86,539,000.00 0.87% Motorcycle Contract Backed Notes, Class A-4
$22,461,000.00 1.31% Motorcycle Contract Backed Notes, Class B
Monthly Report
For the June 15, 2015 Distribution Date
Capitalized terms are defined in the Sale and Servicing Agreement dated as of April 01, 2013, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on April 22, 2013

Beginning of Due Period					05/01/2015
End of Due Period					05/31/2015
Determination Date					06/04/2015
Record Date					06/12/2015
Distribution Date					06/15/2015
Interest Determination Date					Not Applicable
LIBOR as of the Interest Determination Date					Not Applicable
Number of days in Interest Period (ACT/360 basis)					31
Number of days in Interest Period (30/360 basis)					30

Purchases	Number of Contracts	Cut-Off Date	Closing Date	Initial Pool Balance

Initial Contracts	46,980	3/31/2013	4/24/2013	$680,628,272.79
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	46,980			$680,628,272.79

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$254,272,454.63

Monthly principal amounts
Principal collections on Contracts outstanding at end of Due Period	5,571,153.72
Principal collections on Contracts paid off in full during Due Period	5,295,450.89
Balance of Contracts liquidated during Due Period	571,012.60
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	2,959.74

Decline in Aggregate Principal Balance		11,440,576.95

Aggregate Principal Balance at end of Due Period		$242,831,877.68
Pool factor		0.3567761

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2	Class A-3	Class A-4	Class B	Total
Original Note Balance	$99,000,000.00	$235,000,000.00	$207,000,000.00	$86,539,000.00	$22,461,000.00	$650,000,000.00
Note balance as of prior Distribution Date	—	—	124,930,658.26	86,539,000.00	22,461,000.00	233,930,658.26
First Priority Principal Distributable Amount	—	—	—	—	—	—
Noteholders' Regular Principal Distributable Amount	—	—	10,525,330.79	—	—	10,525,330.79
Principal Distributable Amount *	—	—	10,525,330.79	—	—	10,525,330.79

Note balance at end of Due Period	—	—	114,405,327.47	86,539,000.00	22,461,000.00	223,405,327.47

Note Pool factor at beginning of Due Period	0.0000000	0.0000000	0.6035298	1.0000000	1.0000000
Note Pool factor at end of Due Period	0.0000000	0.0000000	0.5526827	1.0000000	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

Class	Note Balance at Beginning of Due Period	Note Interest Carryover Shortfall at Beginning of Due Period	Interest Rate	Days	Interest Accrual Basis	Note Monthly Interest Distributable Amount	Note Interest Carryover Shortfall at End of Due Period	Note Interest Distributable Amount

A-1	—	—	0.23000%	31	ACT/360	—	—	—
A-2	—	—	0.45%	30	30/360	—	—	—
A-3	124,930,658.26	—	0.65%	30	30/360	67,670.77	—	67,670.77
A-4	86,539,000.00	—	0.87%	30	30/360	62,740.78	—	62,740.78
B	22,461,000.00	—	1.31%	30	30/360	24,519.93	—	24,519.93
Totals	$233,930,658.26	—				$154,931.48	—	$154,931.48

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$10,688,943.04
Interest collections on Contracts during Due Period	2,525,793.64
Net Liquidation Proceeds	634,376.42
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	257,014.12
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	699.31

Total Available Monies		$14,106,826.53

Distribution of Available Monies in order of priority:

Reimbursement Amount	246,815.67
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	211,893.71
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	476.76
Class A Note Interest Distributable Amount	130,411.55
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	24,519.93
Class A Noteholders' Regular Principal Distributable Amount	10,525,330.79
Class B Noteholders' Regular Principal Distributable Amount	—

Total distribution of fees, interest and principal	11,139,448.41

Excess Amounts (Shortfall)		2,967,378.12

Amount withdrawn from Reserve Fund to cover Shortfall	—
Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Excess Amounts to Trust Depositor	2,967,378.12

Total distribution of Available Monies		$14,106,826.53

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a)	1.50%	of the Principal Balance of the Contracts at the end of the Due Period			$3,642,478.17
b)	0.50%	of the Pool Balance as of the Cutoff Date			3,403,141.36
c)	If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period				14,569,912.66

Specified Reserve Fund Balance						$3,642,478.17

Reserve Fund balance at beginning of Due Period						$3,814,086.82

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund					—
Investment Earnings - Reserve Fund					189.23

Total additions						189.23

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall					—
Excess Reserve Fund balance to Servicer					171,797.88

Total withdrawals						171,797.88

Reserve Fund balance at end of Due Period						$3,642,478.17

Calculation of Overcollateralization Target Amount:
The greatest of:
	a)	The lesser of:
		x)	8.00%	of the Aggregate Principal Balance at the end of the Due Period	19,426,550.21
		y)	4.50%	of the Aggregate Principal Balance as of the Cutoff date	30,628,272.28
	b)	2.00%	of the Aggregate Principal Balance as of the Cutoff Date		13,612,565.46
	c)	If a Cumulative Loss Trigger event has occurred and is continuing, the Overcollateralization
		Target Amount from the immediately preceding Distribution Date (a Reserve Fund Trigger Event)			20,341,796.37

		Overcollateralization Target Amount for current Distribution Date				$19,426,550.21

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	30,628,272.79	4.50%
Overcollateralization Target Amount for current Distribution Date	19,426,550.21	8.00%
Overcollateralization Amount at current Distribution Date	19,426,550.21	8.00%

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date				26
	Trigger Status? Yes or No				No

Monthly losses			Number of Contracts	Amount	% of Principal Balance at beginning of Due Period

	Principal Balance of Liquidated Contracts for the Due Period		61	$748,674.17	0.294%

	Less:
	Net Liquidation Proceeds for the Due Period		72	634,376.42	0.249%

	Net Liquidation Losses for the Due Period			114,297.75	0.045%

	Net Liquidation Loss ratio				0.539%

Average loss ratio	Net Liquidation Loss ratio - current Distribution Date				0.539%
	Net Liquidation Loss ratio - prior Distribution Date				0.658%
	Net Liquidation Loss ratio - second prior Distribution Date				1.420%
	Three-month average Loss ratio				0.872%

			Number of Contracts	Amount	% of Initial Principal Balance
Cumulative losses
	Cumulative Liquidated Contracts		1,974	27,255,000.00	4.004%
	Cumulative Net Liquidation Proceeds		1,660	14,681,073.60	2.157%
	Cumulative Net Liquidation Losses			12,573,926.40	1.847%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)			$6,369.77

Cumulative Loss Ratio	Cumulative Loss Ratio				1.847%
	Exceeds Reserve Fund Trigger Event threshold? Yes or No				No

	Months	Trigger Threshold
	1 - 12	2.000%
	13 - 24	3.000%
	25 - 36	4.000%
	37 - 48	5.000%
	49 or greater	5.500%

Delinquencies	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period

	30 - 59	516	$6,009,458.93	$132,362.71	2.363%
	60 - 89	133	1,670,308.98	56,828.86	0.657%
	90 - 119	64	808,605.39	35,804.72	0.318%
	120+	40	559,862.17	32,017.83	0.220%
	Totals	753	$9,048,235.47	$257,014.12	3.558%

	60+ Delinquency Amount	237	$3,038,776.54		1.195%

60+ Day average delinquency ratio	60+ day delinquency ratio - current Distribution Date				1.195%
	60+ day delinquency ratio - prior Distribution Date				1.168%
	60+ day delinquency ratio - second prior Distribution Date				1.217%
	Three-month average 60+ day delinquency ratio				1.193%

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	25,320	24,591
Principal Balance of Contracts	$254,272,454.63	$242,831,877.68
Weighted average original term	74.38	74.52
Weighted average remaining term	44.21	43.43
Weighted average age	30.17	31.09
One month prepayments (ABS)	1.61%	1.50%
Weighted average Contract Rate	12.25%	12.29%

Contract Rate	Principal Balance of Contracts	% of Principal Balance at End of Due Period
0.000% - 5.000%	12,985,465.02	5.35%
5.001% - 10.000%	101,561,781.86	41.82%
10.001% - 15.000%	54,346,419.02	22.38%
15.001% - 20.000%	38,841,939.19	16.00%
> 20.000%	35,096,272.59	14.45%

Advances made by Servicer in current Due Period		$257,014.12
Reimbursement Amount due to Servicer		246,815.67
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation (the "Servicer"), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the "Agreement") dated as of April 1, 2013 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Mellon Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2013-1 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1. The Monthly Report for the period from May 1, 2015 to May 31, 2015 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2. As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 8th day of
June, 2015.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/ James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer and Assistant Secretary